UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
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Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-10006
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]
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AS OF 12/31/07

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:        60
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Form 13F Information Table Value Total:     $ 180,740
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

AS OF 03/31/08

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                                                     MARKET      TOTAL                                        VOTING
NAME OF ISSUER      SYMBOL       CLASS      CUSIP     VALUE      SHARES    03/31/08 PRICE        DISCRETION    AUTH
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
ABBOTT LABS           ABT         com     00282410    $ 4,924    89,284    $ 55.15    ABT equity    sole       none
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BANK OF AMERICA       BAC         com     06050510    $ 2,043    53,896    $ 37.91    BAC equity    sole       none
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BECTON DICKINSON      BDX         com     07588710      $ 323     3,760    $ 85.85    BDX equity    sole       none
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FRANKLIN RES INC      BEN         com     35461310      $ 308     3,176    $ 96.99    BEN equity    sole       none
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BROWN-FORMAN -B       BF/B        com     11563720    $ 5,316    80,284    $ 66.22    BF/B equity   sole       none
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BURLINGTON NORTH      BNI         com     12189T10      $ 655     7,100    $ 92.22    BNI equity    sole       none
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BP PLC-ADR            BP          com     05562210      $ 627    10,332    $ 60.65    BP equity     sole       none
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BRE PROPERTIES        BRE         com     05564E10    $ 1,855    40,711    $ 45.56    BRE equity    sole       none
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BERKSHIRE HATH-B      BRK/B       com     08467020      $ 537       120 $ 4,472.90    BRK/B equit   sole       none
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CITIGROUP INC         C           com     17296710      $ 606    28,307    $ 21.42    C equity      sole       none
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CATERPILLAR INC       CAT         com     14912310    $ 2,409    30,767    $ 78.29    CAT equity    sole       none
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CBS CORP-B            CBS         com     12485720    $ 2,967   134,376    $ 22.08    CBS equity    sole       none
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CHEVRON CORP          CVX         com     16676410    $ 3,995    46,801    $ 85.36    CVX equity    sole       none
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DOMINION RES/VA       D           com     25746U10    $ 2,380    58,278    $ 40.84    D equity      sole       none
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DEERE & CO            DE          com     24419910      $ 745     9,266    $ 80.44    DE equity     sole       none
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DISNEY (WALT) CO      DIS         com     25468710    $ 4,029   128,402    $ 31.38    DIS equity    sole       none
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CONS EDISON INC       ED          com     20911510      $ 214     5,400    $ 39.70    ED equity     sole       none
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EQUIFAX INC           EFX         com     29442910    $ 1,123    32,571    $ 34.48    EFX equity    sole       none
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EQUITY ONE INC        EQY         com     29475210    $ 1,906    79,506    $ 23.97    EQY equity    sole       none
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ENTERCOM COMM-A       ETM         com     29363910    $ 1,731   174,336     $ 9.93    ETM equity    sole       none
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FIRSTENERGY CORP      FE          com     33793210    $ 2,073    30,216    $ 68.62    FE equity     sole       none
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FIRST LITCH FIN       FLFL        com     32072410      $ 553    40,094    $ 13.80    FLFL equity   sole       none
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FPL GROUP INC         FPL         com     30257110      $ 977    15,576    $ 62.74    FPL equity    sole       none
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GENERAL ELECTRIC      GE          com     36960410    $ 8,547   230,940    $ 37.01    GE equity     sole       none
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GRACO INC             GGG         com     38410910      $ 985    27,178    $ 36.26    GGG equity    sole       none
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IBM                   IBM         com     45920010    $ 3,144    27,308   $ 115.14    IBM equity    sole       none
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INDYMAC BANCORP       IMB         com     45660710    $ 3,475   700,506     $ 4.96    IMB equity    sole       none
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JOHNSON&JOHNSON       JNJ         com     47816010   $ 18,524   285,555    $ 64.87    JNJ equity    sole       none
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JPMORGAN CHASE        JPM         com     46625H10    $ 2,395    55,755    $ 42.95    JPM equity    sole       none
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KRAFT FOODS INC       KFT         com     50075N10    $ 4,274   137,841    $ 31.01    KFT equity    sole       none
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KIMBERLY-CLARK        KMB         com     49436810    $ 1,092    16,914    $ 64.55    KMB equity    sole       none
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COCA-COLA CO          KO          com     19121610    $ 4,501    73,950    $ 60.87    KO equity     sole       none
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LABORATORY CP         LH          com     50540R40    $ 1,905    25,854    $ 73.68    LH equity     sole       none
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ELI LILLY & CO        LLY         com     53245710    $ 1,496    29,000    $ 51.59    LLY equity    sole       none
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LOWE'S COS INC        LOW         com     54866110      $ 534    23,284    $ 22.94    LOW equity    sole       none
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MASCO CORP            MAS         com     57459910    $ 3,900   196,659    $ 19.83    MAS equity    sole       none
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MCDONALDS CORP        MCD         com     58013510    $ 2,220    39,800    $ 55.77    MCD equity    sole       none
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3M CO                 MMM         com     88579Y10    $ 1,518    19,180    $ 79.15    MMM equity    sole       none
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ALTRIA GROUP INC      MO          com     02209S10    $ 4,776   215,130    $ 22.20    MO equity     sole       none
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OXFORD INDS INC       OXM         com     69149730    $ 6,835   303,370    $ 22.53    OXM equity    sole       none
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PEPSICO INC           PEP         com     71344810    $ 8,493   117,629    $ 72.20    PEP equity    sole       none
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PROCTER & GAMBLE      PG          com     74271810    $ 1,098    15,669    $ 70.07    PG equity     sole       none
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PROGRESS ENERGY       PGN         com     74326310    $ 2,258    54,144    $ 41.70    PGN equity    sole       none
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PROGRESSIVE CORP      PGR         com     74331510    $ 1,962   122,070    $ 16.07    PGR equity    sole       none
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PHILIP MORRIS         PM          com     71817210   $ 10,881   215,130    $ 50.58    PM equity     sole       none
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PROV & WOR RR         PWX         com     74373710      $ 193    10,000    $ 19.25    PWX equity    sole       none
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SCANA CORP            SCG         com     80589M10    $ 3,229    88,265    $ 36.58    SCG equity    sole       none
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STAPLES INC           SPLS        com     85503010      $ 701    31,699    $ 22.11    SPLS equity   sole       none
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EW SCRIPPS-CL A       SSP         com     81105420    $ 1,099    26,171    $ 42.01    SSP equity    sole       none
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CONSTELLATION-A       STZ         com     21036P10      $ 430    24,346    $ 17.67    STZ equity    sole       none
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AT&T INC              T           com     00206R10    $ 2,081    54,323    $ 38.30    T equity      sole       none
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THOR INDUSTRIES       THO         com     88516010      $ 966    32,436    $ 29.77    THO equity    sole       none
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T ROWE PRICE GRP      TROW        com     74144T10    $ 1,633    32,651    $ 50.00    TROW equity   sole       none
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UST INC               UST         com     90291110    $ 3,553    65,162    $ 54.52    UST equity    sole       none
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VERIZON COMMUNIC      VZ          com     92343V10    $ 3,402    93,743    $ 36.29    VZ equity     sole       none
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WESTAMERICA BANC      WABC        com     95709010    $ 9,857   187,404    $ 52.60    WABC equity   sole       none
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WINDSTREAM CORP       WIN         com     97381W10    $ 1,377   115,258    $ 11.95    WIN equity    sole       none
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WEINGARTEN RLTY       WRI         com     94874110    $ 2,337    67,850    $ 34.44    WRI equity    sole       none
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WYETH                 WYE         com     98302410    $ 6,754   161,733    $ 41.76    WYE equity    sole       none
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EXXON MOBIL CORP      XOM         com     30231G10   $ 10,943   129,385    $ 84.58    XOM equity    sole       none
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                                                    $ 180,740
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